Income Taxes (Tables)	12 Months Ended
Dec. 28, 2014
Income Tax Disclosure [Abstract]
Income Tax Expense Benefit Continuing Operations
The following table summarizes the provision/(benefit) for U.S. federal, state and foreign taxes on income from continuing operations.

	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(52 Weeks)	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)
	(In millions)
Current:
U.S. federal	$105	$10	$55	$127	$112
State	12	2	8	15	12
Foreign	188	54	18	187	216
	305	66	81	329	340
Deferred:
U.S. federal	(159)	(125)	(13)	(14)	(17)
State	(14)	5	—	1	4
Foreign	(1)	(178)	(7)	(74)	(82)
	(174)	(298)	(20)	(87)	(95)
Provision for income taxes	$131	$(232)	$61	$242	$245

Components of Income From Continuing Operations Before Income Taxes
The components of income (loss) from continuing operations before income taxes consist of the following:

	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(52 Weeks)	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)
	(In millions)
Domestic	$(207)	$(291)	$(191)	$379	$317
Foreign	1,010	(7)	61	965	920
Income (loss) from continuing operations	$803	$(298)	$(130)	$1,344	$1,237

U S Federal Statuatory Tax Rate Reconciliation To Effective Tax Rate
The differences between the U.S. federal statutory tax rate and Heinz’s consolidated effective tax rate on continuing operations are as follows:

	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(52 Weeks)	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)
U.S. federal statutory tax rate	35.0%	35.0%	35.0%	35.0%	35.0%
Tax on income of foreign subsidiaries	(8.3)	2.0	4.3	(4.8)	(5.6)
Changes in valuation allowances	(1.3)	(2.7)	1.6	0.9	1.5
State income taxes	(0.9)	(4.3)	(0.5)	0.3	0.8
Nondeductible deal costs	—	(2.0)	(18.8)	—	—
Earnings repatriation	8.0	(1.0)	(77.2)	0.9	2.0
Tax exempt income	(15.1)	13.3	9.7	(6.6)	(7.3)
Effects of revaluation of tax basis of foreign assets	—	—	0.4	(6.2)	(3.2)
Reduction of manufacturing deduction for loss carryback	—	(3.7)	—	—	—
Deferred tax effect of foreign statutory tax rate changes	(0.8)	35.9	0.3	(0.7)	(1.1)
Audit settlements and changes in uncertain tax positions	2.2	(0.4)	(3.6)	(0.3)	(2.0)
Venezuela inflation adjustment	(3.1)	4.9	1.7	(0.7)	(0.6)
Other	0.6	0.8	0.2	0.2	0.3
Effective tax rate	16.3%	77.8%	(46.9)%	18.0%	19.8%

Deferred Tax Assets And Liabilities
The following table and note summarize deferred tax (assets) and deferred tax liabilities as of December 28, 2014, December 29, 2013, and April 28, 2013.

	Successor		Predecessor
	December 28, 2014	December 29, 2013	April 28, 2013
	(In millions)
Depreciation/amortization	$686	$775	$394
Benefit plans	109	81	41
Deferred income	217	259	96
Financing costs	—	—	117
Indefinite lived intangible assets	3,493	3,691	439
Unremitted earnings of foreign subsidiaries	42	345	2
Other	54	58	47
Deferred tax liabilities	4,601	5,209	1,136
Operating loss carryforwards/carrybacks	(110)	(366)	(91)
Benefit plans	(145)	(87)	(212)
Depreciation/amortization	(404)	(358)	(158)
Tax credit carryforwards	(36)	(71)	(111)
Deferred income	(15)	(93)	(19)
Other	(149)	(130)	(98)
Deferred tax assets	(859)	(1,105)	(689)
Valuation allowance	64	78	46
Net deferred tax liabilities	$3,806	$4,182	$493

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(In millions)
Balance at the beginning of the period	$53	$51	$45	$53	$71
Increases for tax positions of prior years	5	—	6	2	5
Decreases for tax positions of prior years	(5)	(7)	(1)	(9)	(18)
Increases based on tax positions related to the current year	21	5	2	14	4
Increases due to business combinations	—	4	—	—	—
Decreases due to settlements with taxing authorities	(1)	—	—	(4)	(2)
Decreases due to lapse of statute of limitations	(2)	—	(1)	(11)	(7)
Balance at the end of the period	$71	$53	$51	$45	$53